Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	¥ 2,224	¥ 48,022
Loans		233,924	345,855
Loans, Loans held for sale		6,480	10,361
Loans, Collateral dependent loans		227,444	335,494
Premises and equipment		3,507	11,658
Intangible assets		1,652	6,210
Goodwill		4,869	58,887
Other assets	[1]	6,872	6,733
Other assets, Other		6,872	6,733
Assets at fair value, Total		253,048	477,365
Private Equity Funds and Limited Partnerships [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		15,884	1,541
Unfunded commitments related to investment securities valued at net asset value		5,359	127
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		4,941	13,900
Loans, Collateral dependent loans		4,941	13,900
Assets at fair value, Total		4,941	13,900
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		9,020	8,779
Loans, Collateral dependent loans		9,020	8,779
Assets at fair value, Total		9,020	8,779
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	2,224	48,022
Loans		219,963	323,176
Loans, Loans held for sale		6,480	10,361
Loans, Collateral dependent loans		213,483	312,815
Premises and equipment		3,507	11,658
Intangible assets		1,652	6,210
Goodwill		4,869	58,887
Other assets	[1]	6,872	6,733
Other assets, Other		6,872	6,733
Assets at fair value, Total		¥ 239,087	¥ 454,686

[1]	Excludes certain investments valued at net asset value of ¥1,541 million and ¥15,884 million at March 31, 2016 and 2017, respectively. The unfunded commitments related to these investments are ¥127 million and ¥5,359 million at March 31, 2016 and 2017, respectively. These investments are in private equity funds and limited partnerships.